Statements of Changes in Shareholders' Equity - SEK (kr)	Parent Company Share Capital	Parent Company Statutory Reserve	Parent Company Share Premium Reserves	Parent Company Retained Earnings	Parent Company Net Loss for the year	Parent Company	Share Capital	Total
Opening shareholders equity at Dec. 31, 2018	kr 1,408,000	kr 3,092,000	kr 1,069,072,000	kr (320,299,000)	kr (131,923,000)	kr 621,350,000	kr 1,408,000	kr 618,175,000
Transfer of previous year's loss				(131,923,000)	131,923,000
Loss for the year					(36,186,000)	(36,186,000)		(32,578,000)
Other comprehensive income/(loss) for the year								(11,000)
Total comprehensive loss for the year					(36,186,000)	(36,186,000)		(32,589,000)
Profit on merger of subsidiaries				150,000		150,000
Transactions with owners:
New share issue	140,000		210,177,000			210,317,000	140,000	210,317,000
Costs attributable to new share issue			(10,915,000)			(10,915,000)		(10,915,000)
Premiums from warrants issuance				2,834,000		2,834,000
Exercise of warrants								2,834,000
Share-based payments				249,000		249,000		249,000
Total transactions with owners	140,000		199,262,000	3,083,000		202,485,000	140,000	202,485,000
Closing shareholders equity at Dec. 31, 2019	1,548,000	3,092,000	1,268,334,000	(448,989,000)	(36,186,000)	787,799,000	1,548,000	788,071,000
Transfer of previous year's loss	0	0	0	(36,186,000)	36,186,000	0
Loss for the year	0	0	0	0	(407,363,000)	(407,363,000)	0	(436,511,000)
Other comprehensive income/(loss) for the year	0	0	0	0	0	0	0	(8,137,000)
Total comprehensive loss for the year	0	0	0	0	(407,363,000)	(407,363,000)	0	(444,648,000)
Transactions with owners:
New share issue	397,000	0	890,990,000	0	0	891,388,000	397,000	891,388,000
Costs attributable to new share issue	0	0	(97,686,000)	0	0	(97,686,000)	0	(97,686,000)
Exercise of warrants	52,000	0	55,083,000	(215,000)	0	54,920,000	52,000	59,251,000
Share-based payments	0	0	0	6,012,000	0	6,012,000	0	6,012,000
Total transactions with owners	449,000	0	848,387,000	5,797,000	0	854,633,000	449,000	912,877,000
Closing shareholders equity at Dec. 31, 2020	kr 1,998,000	kr 3,092,000	kr 2,116,721,000	kr (479,379,000)	kr (407,363,000)	kr 1,235,069,000	kr 1,998,000	kr 1,256,300,000